Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices, Business Combinations and Goodwill (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Abstract]
Impairment losses on goodwill	$ 0	$ 0	$ 0